Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 45,612
Ending balance	73,845	$ 45,612
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	45,612	37,569
Additions	33,088	12,873
Depreciation expense	(6,472)	(4,578)
Translation adjustments	1,617	(252)
Ending balance	73,845	45,612
Gross value at end of period	85,389	50,328
Accumulated depreciation at end of period	(11,544)	(4,716)
Building lease [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	43,112	36,061
Additions	24,719	11,357
Depreciation expense	(4,904)	(4,058)
Translation adjustments	1,699	(248)
Ending balance	64,626	43,112
Gross value at end of period	73,878	47,175
Accumulated depreciation at end of period	(9,252)	(4,063)
Office and laboratory equipment [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,500	1,508
Additions	8,369	1,516
Depreciation expense	(1,568)	(520)
Translation adjustments	(82)	(4)
Ending balance	9,219	2,500
Gross value at end of period	11,511	3,153
Accumulated depreciation at end of period	$ (2,292)	$ (653)